CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF CASH FLOWS
Payments Related To Tax Self Withholding	$ 22,324,000	$ 35,116,000	$ 20,767,000